24 Sectorial Charges Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfCustomerChargesDueLineItems [Line Items]
Sectorial charges due	R$ 33,712	R$ 28,508
Energy development account (CDE) [member]
DisclosureOfCustomerChargesDueLineItems [Line Items]
Sectorial charges due	5,700	4,104
Global reversal reserve (RGR) [member]
DisclosureOfCustomerChargesDueLineItems [Line Items]
Sectorial charges due	12,446	12,068
Tariff flags [member]
DisclosureOfCustomerChargesDueLineItems [Line Items]
Sectorial charges due	R$ 15,566	R$ 12,336